Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Summary of Reconciliation of Employee Benefits, Restructuring and Post-retirement Employee Benefits (Detail)
$ in Millions
12 Months Ended
Jun. 30, 2023 USD ($)
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	$ 1,659
Charge/(credit) for the year:
Underlying	1,776
Discounting	19
Net interest expense	(5)
Exchange variations	13
Released during the year	(68)
Remeasurement gains taken to retained earnings	18
Utilisation	(1,276)
Transfers and other movements	(11)
At the end of the financial year	2,150
OZ Minerals Limited [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
Acquisition of subsidiaries and operations	25
Employee benefits [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	1,351
Charge/(credit) for the year:
Underlying	1,675
Exchange variations	(21)
Released during the year	(66)
Utilisation	(1,204)
Transfers and other movements	(11)
At the end of the financial year	1,749
Employee benefits [member] | OZ Minerals Limited [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
Acquisition of subsidiaries and operations	25
Restructuring [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	27
Charge/(credit) for the year:
Underlying	26
Utilisation	(25)
At the end of the financial year	28
Post-retirement employee benefits [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	281
Charge/(credit) for the year:
Underlying	75
Discounting	19
Net interest expense	(5)
Exchange variations	34
Released during the year	(2)
Remeasurement gains taken to retained earnings	18
Utilisation	(47)
At the end of the financial year	$ 373